UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses		$ 2,468,694			$ 20,233	$ 32,821	$ 5,919,125
General and administrative expenses - related party		30,000					90,000
Total operating expenses		(2,498,694)			(20,233)		(6,009,125)
Other income (expense)
Income from investments held in Trust Account		4,168					52,152
Change in fair value of derivative warrant liabilities		5,856,830					1,388,270
Change in fair value of convertible note - related party		11,814					(119,446)
Offering costs - derivative warrant liabilities							(855,043)
Net income (loss)		$ 3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)	$ (32,821)	$ (5,543,192)
Class A Ordinary shares
Other income (expense)
Basic and diluted weighted average shares outstanding		27,600,000					26,589,011
Basic and diluted net income (loss) per ordinary share		$ 0.10					$ (0.17)
Class A Common Stock Subject to Redemption
Other income (expense)
Basic and diluted weighted average shares outstanding	[1],[2]					6,000,000
Basic and diluted net income (loss) per ordinary share						$ (0.01)
Class B Ordinary shares
Other income (expense)
Basic and diluted weighted average shares outstanding		6,900,000			6,000,000		6,867,033
Basic and diluted net income (loss) per ordinary share		$ 0.10			$ 0.00		$ (0.17)

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).